Cover	12 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	TAKE TWO INTERACTIVE SOFTWARE INC
Entity Central Index Key	0000946581
Amendment Flag	false